United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/15

Date of Reporting Period: Quarter ended 07/31/14

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.9%
		Basic Industry - Chemicals—1.3%
$540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$551,658
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	362,537
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	517,982
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,357,165
490,000		RPM International, Inc., 6.50%, 2/15/2018	558,517
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	114,223
		TOTAL	3,462,082
		Basic Industry - Metals & Mining—6.9%
255,000		Alcoa, Inc., 5.87%, 2/23/2022	277,345
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	406,748
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,136,261
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,006,116
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,126,619
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	314,370
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	646,827
400,000		ArcelorMittal, 6.125%, 6/1/2018	428,000
850,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	877,625
1,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	1,565,625
150,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	153,749
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	246,416
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,295,863
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,150,200
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	910,000
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,090,182
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	604,444
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,232,375
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	455,109
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	528,000
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	145,769
1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,980,202
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	529,019
		TOTAL	18,106,864
		Basic Industry - Paper—1.4%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,024,352
350,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	391,467
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	914,566
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	239,519
		TOTAL	3,569,904
		Capital Goods - Aerospace & Defense—0.4%
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	877,907
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	56,713
		TOTAL	934,620
		Capital Goods - Building Materials—1.1%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	333,750
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,206,937
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$1,130,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$1,335,790
		TOTAL	2,876,477
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,451,983
		Capital Goods - Diversified Manufacturing—2.6%
465,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	460,092
560,000		Dover Corp., Note, 5.45%, 3/15/2018	628,244
1,110,000		Harsco Corp., 5.75%, 5/15/2018	1,201,575
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	525,031
1,150,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,405,669
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,849,762
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	864,500
		TOTAL	6,934,873
		Communications - Cable & Satellite—1.3%
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	645,161
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	859,781
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	410,381
700,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	734,239
570,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	561,017
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	222,115
		TOTAL	3,432,694
		Communications - Media & Entertainment—2.6%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	30,826
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	273,051
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	388,467
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,013,718
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	133,097
500,000		News America, Inc., Sr. Unsecd. Note, 3.00%, 9/15/2022	484,246
1,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,019,374
375,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	358,977
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	838,796
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	440,886
215,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	226,994
600,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	623,814
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	942,682
		TOTAL	6,774,928
		Communications - Telecom Wireless—2.1%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	389,196
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	595,225
2,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,586,039
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,258,904
580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	604,138
		TOTAL	5,433,502
		Communications - Telecom Wirelines—2.2%
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	508,898
1,160,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,264,400
160,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	180,289
930,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	968,368
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	279,820
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$1,580,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	$1,749,540
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	755,027
		TOTAL	5,706,342
		Consumer Cyclical - Automotive—3.3%
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,006,725
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 1.724%, 12/6/2017	997,421
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,016,223
370,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	392,468
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	530,428
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	512,437
1,140,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,183,508
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	151,338
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	801,150
1,350,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,399,963
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	782,003
		TOTAL	8,773,664
		Consumer Cyclical - Leisure—1.0%
950,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	995,348
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,728,833
		TOTAL	2,724,181
		Consumer Cyclical - Lodging—1.4%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,513,750
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	262,797
1,150,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,187,430
355,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	361,984
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	471,242
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,310
		TOTAL	3,800,513
		Consumer Cyclical - Retailers—1.9%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	735,744
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	317,408
190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	190,201
450,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	449,072
285,708	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	315,572
1,000,000		CVS Caremark Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	1,009,254
130,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	135,965
390,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	425,560
310,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	315,503
1,200,000		Wal-Mart Stores, Inc., 2.55%, 4/11/2023	1,149,329
		TOTAL	5,043,608
		Consumer Cyclical - Services—1.2%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,537,033
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	564,120
		TOTAL	3,101,153
		Consumer Non-Cyclical - Food/Beverage—2.7%
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,010,670
750,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	924,370
400,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	390,022
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	497,690
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	$789,240
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,060,384
900,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	936,131
1,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2024	1,027,289
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	489,848
		TOTAL	7,125,644
		Consumer Non-Cyclical - Pharmaceuticals—0.5%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,347,079
		Consumer Non-Cyclical - Products—0.2%
445,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	446,262
		Consumer Non-Cyclical - Tobacco—0.3%
580,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	592,026
270,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	330,207
		TOTAL	922,233
		Energy - Independent—1.1%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	595,824
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	244,591
145,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	148,323
170,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	179,138
400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	466,860
1,100,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 3.125%, 1/23/2019	1,133,880
43,364	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	43,777
		TOTAL	2,812,393
		Energy - Integrated—2.3%
1,261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,244,126
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	700,450
1,050,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,166,171
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	735,613
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	929,136
900,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	924,408
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	252,663
		TOTAL	5,952,567
		Energy - Midstream—1.9%
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	690,611
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	512,814
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	455,161
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	690,792
505,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	475,563
1,560,000		Williams Partners LP, 5.25%, 3/15/2020	1,746,256
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	359,880
		TOTAL	4,931,077
		Energy - Oil Field Services—0.9%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	111,286
600,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	658,774
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	567,897
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	850,727
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	62,377
		TOTAL	2,251,061
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.8%
$310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	$377,778
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,820,471
		TOTAL	2,198,249
		Financial Institution - Banking—18.1%
1,150,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,218,773
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	654,046
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,509,702
2,300,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	2,545,254
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,039,385
1,900,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,900,205
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	489,225
700,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	695,405
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	430,055
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	451,045
500,000		Citigroup, Inc., 2.50%, 7/29/2019	498,800
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	740,391
2,360,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,544,133
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,236,857
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	753,155
335,000		Comerica, Inc., 3.80%, 7/22/2026	332,187
225,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	224,267
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	750,122
250,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	250,035
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	864,421
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	2,817,305
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	757,869
600,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	616,094
210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	252,775
740,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	737,497
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	538,594
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	2,344,180
1,700,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,654,251
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,211,939
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	604,900
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	918,163
560,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	606,555
1,650,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,874,235
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,586,952
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	633,133
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	1,004,481
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,123,399
1,509,265	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	905,845
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,442,564
1,200,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,229,725
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	467,913
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,154,726
		TOTAL	47,610,558
		Financial Institution - Broker/Asset Mgr/Exchange—3.8%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	859,018
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	$1,653,900
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	406,263
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	117,681
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,231,094
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	917,006
660,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	743,119
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	564,563
490,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	581,728
640,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	802,784
390,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	402,675
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	73,710
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	560,761
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	992,656
200,000		Stifel Financial Corp., 4.25%, 7/18/2024	200,024
		TOTAL	10,106,982
		Financial Institution - Finance Companies—4.6%
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	551,130
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	407,891
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,602,592
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,216,516
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	992,773
800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	913,346
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,184,000
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	596,676
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.02%, 12/21/2065	482,500
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	534,900
1,450,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,635,485
		TOTAL	12,117,809
		Financial Institution - Insurance - Health—0.1%
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	244,335
		Financial Institution - Insurance - Life—4.9%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,472,830
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	665,759
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	997,316
330,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	343,912
1,700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,040,386
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,297,005
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	254,953
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,249,438
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	450,450
300,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	304,574
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	814,811
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	267,492
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	318,002
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	343,449
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	502,538
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,522,737
		TOTAL	12,845,652
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—2.6%
$300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	$300,532
515,000		CNA Financial Corp., 6.50%, 8/15/2016	570,822
350,000		CNA Financial Corp., Sr. Unsecd. Note, 3.95%, 5/15/2024	358,714
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	151,039
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	688,102
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	461,889
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	239,300
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	278,001
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,031,314
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	159,665
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,623,750
		TOTAL	6,863,128
		Financial Institution - REIT - Apartment—0.5%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	642,669
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	486,394
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	292,023
		TOTAL	1,421,086
		Financial Institution - REIT - Office—0.7%
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	596,054
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,160,155
		TOTAL	1,756,209
		Financial Institution - REIT - Other—0.9%
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.40%, 2/15/2024	522,143
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	504,312
500,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	520,909
314,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	372,566
375,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	386,892
		TOTAL	2,306,822
		Financial Institution - REIT - Retail—0.3%
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	478,391
350,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	354,997
		TOTAL	833,388
		Financial Institution - REIT - Healthcare—0.3%
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	786,045
		Municipal Services—0.6%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	599,917
945,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	991,031
		TOTAL	1,590,948
		Sovereign—0.5%
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	454,744
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	877,775
		TOTAL	1,332,519
		Technology—4.8%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	415,313
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	561,533
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	316,699
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	126,895
250,000		BMC Software, Inc., 7.25%, 6/1/2018	251,250
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,183,277
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	$1,901,381
1,200,000		Harris Corp., 5.95%, 12/1/2017	1,348,097
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	943,530
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	983,195
160,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	174,535
1,370,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,595,732
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	747,901
750,000		Oracle Corp., Sr. Unsecd. Note, Series NOTE, 2.80%, 7/8/2021	745,823
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	359,985
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	360,611
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	589,991
		TOTAL	12,605,748
		Transportation - Airlines—0.9%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	523,372
1,760,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,910,423
		TOTAL	2,433,795
		Transportation - Railroads—1.5%
407,025		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	467,411
1,000,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,036,000
1,200,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,136,880
800,000		Union Pacific Corp., 2.95%, 1/15/2023	797,719
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	126,365
300,000		Union Pacific Corp., Sr. Unsecd. Note, 3.646%, 2/15/2024	310,227
		TOTAL	3,874,602
		Transportation - Services—2.2%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	957,147
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,070,164
220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	250,285
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	400,422
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	635,161
750,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	790,858
1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	1,012,705
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	255,759
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	522,974
		TOTAL	5,895,475
		Utility - Electric—4.9%
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	376,088
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	399,141
1,500,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,910,255
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,040,250
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,056,129
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,274,338
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	778,493
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	426,929
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	275,602
347,060	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	376,264
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,807,616
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	943,763
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	118,023
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$830,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	$883,793
335,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	339,540
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	877,171
		TOTAL	12,883,395
		Utility - Natural Gas—1.7%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	253,766
540,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	548,033
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	432,181
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	787,967
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	854,947
1,200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	1,208,089
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	304,775
		TOTAL	4,389,758
		TOTAL CORPORATE BONDS (IDENTIFIED COST $236,011,378)	252,012,207
		FOREIGN GOVERNMENTS/AGENCIES—0.9%
		Sovereign—0.9%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	340,800
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,121,175
750,000		United Mexican States, Note, 5.625%, 1/15/2017	824,625
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,043,068)	2,286,600
		INVESTMENT COMPANY—2.5%
6,676,255	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	6,676,255
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $244,730,701)[6]	260,975,062
		OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	1,913,244
		TOTAL NET ASSETS—100%	$262,888,306
At July 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 2-Year Long Futures	50	$10,971,094	September 2014	$(11,831)
8U.S. Treasury Long Bond Short Futures	70	$9,618,438	September 2014	$(117,736)
8U.S. Treasury Note 10-Year Short Futures	90	$11,214,844	September 2014	$18,149
8U.S. Treasury Ultra Bond Short Futures	105	$15,838,594	September 2014	$(367,736)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(479,154)
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,983,203 and $34,967,422, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $57,808,381, which represented 22.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $53,650,966, which represented 20.4% of total net assets.
9

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2014, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,728,833
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,458,178	$905,845
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,522,737
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	At July 31, 2014, the cost of investments for federal tax purposes was $244,730,701. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $16,244,361. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,412,223 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,167,862.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
10

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$251,106,362	$905,845	$252,012,207
Foreign Governments/Agencies	—	2,286,600	—	2,286,600
Investment Company	6,676,255	—	—	6,676,255
TOTAL SECURITIES	$6,676,255	$253,392,962	$905,845	$260,975,062
OTHER FINANCIAL INSTRUMENTS*	$(479,154)	$—	$—	$(479,154)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
11
Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$10,265	[1]	FHLMC ARM 390260, 2.111%, 10/01/2030	$10,484
18,267	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	19,816
8,058	[1]	FHLMC ARM 420196, 5.319%, 11/01/2030	8,741
17,810	[1]	FHLMC ARM 606116, 2.128%, 9/1/2019	18,127
652,276	[1]	FHLMC ARM 780443, 2.160%, 3/01/2033	692,700
18,961	[1]	FHLMC ARM 785167, 2.440%, 12/01/2018	19,236
		TOTAL	769,104
		Federal National Mortgage Association—0.2%
17,530	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	19,016
404,317	[1]	FNMA ARM 544843, 2.484%, 10/01/2027	423,226
362,375	[1]	FNMA ARM 544852, 2.504%, 4/01/2028	379,529
481,340	[1]	FNMA ARM 544884, 2.483%, 5/01/2034	508,004
739,239	[1]	FNMA ARM 556379, 1.522%, 5/01/2040	759,834
252,450	[1]	FNMA ARM 556388, 1.522%, 5/01/2040	259,538
1,110,618	[1]	FNMA ARM 618128, 1.932%, 8/01/2033	1,145,433
		TOTAL	3,494,580
		Government National Mortgage Association—0.0%
11,757	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	11,967
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,151,327)	4,275,651
		ASSET-BACKED SECURITIES—43.8%
		Auto Receivables—20.5%
2,000,000	[1]	Ally Auto Receivables Trust 2013-SN1 A4, Class A4, 0.90%, 5/22/2017	2,007,515
2,700,000	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	2,696,783
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,056,301
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.502%, 6/15/2017	3,028,563
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.602%, 2/15/2018	5,016,086
4,000,000	[2,3]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	4,000,750
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,034,796
1,605,075		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	1,618,146
478,501		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	482,029
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,534,854
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,037,965
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,458,613
3,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,074,368
5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	5,000,921
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,216,217
11,000,000	[1]	Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.583%, 11/20/2015	11,005,373
3,100,000		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	3,104,943
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.156%, 1/7/2025	3,793,036
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.956%, 1/7/2025	2,508,956
3,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.576%, 3/7/2026	3,501,508
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 0.956%, 3/7/2026	2,002,807
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.356%, 3/7/2026	1,001,423
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 1.706%, 3/7/2026	1,502,176

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,900,000	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	$2,910,597
4,898,088	[1,2,3]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	4,911,422
3,286,147	[2,3]	Enterprise Fleet Financing, LLC Series 2012-1, Class A2, 1.14%, 11/20/2017	3,291,667
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	3,981,239
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,781,200
7,000,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	7,022,138
8,000,000		Ford Credit Auto Lease Trust 2014-A, Class B, 1.16%, 8/15/2017	7,984,330
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	4,995,666
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,615,337
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,054,056
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	10,220,125
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,092,599
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,501,815
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,169,461
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,120,615
932,820	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.154%, 9/20/2016	933,753
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.802%, 5/15/2018	2,503,337
2,120,767	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	2,121,244
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,513,856
8,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	8,016,364
2,500,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	2,504,836
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,014,483
1,800,000	[1,2,3]	Motor 2013-1A, Class A1, 0.655%, 2/25/2021	1,800,166
8,649,333	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.635%, 8/25/2021	8,653,649
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,088,725
5,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	5,014,192
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.402%, 3/14/2018	5,088,615
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 0.852%, 8/14/2018	603,917
1,990,715	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.052%, 5/14/2016	1,995,739
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,037,146
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,612,072
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,115,106
7,100,000		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	7,128,893
4,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	4,008,631
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.833%, 9/20/2016	5,503,874
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,507,906
2,898,520	[1]	World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.472%, 5/16/2016	2,901,101
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,138,184
		TOTAL	285,142,185
		Credit Card—11.7%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.852%, 2/16/2021	9,081,469
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 0.652%, 12/15/2021	5,014,591
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.852%, 2/15/2019	11,517,028
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.532%, 6/15/2021	8,014,210
5,000,000	[1]	Capital One Multi-Asset Execution Trust 2014-A3, Class A3, 0.531%, 1/18/2022	5,005,967
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.612%, 4/15/2019	9,956,508
8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.396%, 2/7/2018	8,018,241
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.434%, 5/26/2020	4,296,687
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.602%, 4/15/2021	9,042,374

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$15,000,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 0.582%, 7/15/2021	$15,053,391
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.512%, 12/16/2019	6,024,523
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.605%, 7/17/2017	7,016,683
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.582%, 9/15/2018	7,021,783
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.602%, 3/15/2021	8,003,626
15,000,000	[2,3]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	15,027,799
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,021,364
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	3,009,048
15,000,000	[1,2,3]	Penarth Master Issuer PLC 2013-1A, Class A1, 0.544%, 11/18/2017	15,029,790
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2011-1A, Class A, 0.902%, 9/15/2016	7,007,679
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.952%, 6/17/2019	7,076,251
		TOTAL	163,239,012
		Equipment Lease—3.9%
370,018	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.10%, 8/22/2016	370,162
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 1.69%, 8/22/2016	4,010,107
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,444,651
4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	4,063,147
5,010,687	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.334%, 8/18/2021	5,010,768
3,466,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	3,449,324
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,543,247
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,993,263
2,471,378		GE Equipment Midticket LLC, Series 2013-1, Class A2, 0.64%, 3/22/2016	2,471,918
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,507,422
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,177,687
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,034,186
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,204,655
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	999,503
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	2,009,462
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,206,218
344,065	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	344,205
3,089,047	[2,3]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	3,091,770
3,916,667	[2,3]	Triton Container Finance LLC 2012-1A, Class A, 4.21%, 5/14/2027	3,924,894
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,496,615
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,747,839
		TOTAL	54,101,043
		Home Equity Loan—0.6%
343,364	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.512%, 7/25/2035	341,384
3,158,511	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.335%, 2/25/2036	3,065,956
15,153	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.632%, 1/15/2028	12,431
41,452	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.415%, 11/25/2036	41,014
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,819,685
149,058	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.175%, 11/25/2034	139,778
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	36,488
105,235	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	105,040
86,612	[1,2,3]	Quest Trust 2004-X1, Class A, 0.815%, 3/25/2034	84,313
2,744,770	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,906,904
		TOTAL	8,552,993
		Manufactured Housing—0.0%
55,748		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	56,505

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—7.1%
$5,320,067	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.463%, 6/14/2037	$5,177,090
1,852,911	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.413%, 5/10/2032	1,832,994
2,670,810	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.034%, 2/25/2043	2,702,009
7,500,000	[1,2,4]	Carlyle Global Market Strategies 2014-1A, Class A, 2.176%, 10/15/2021	7,500,000
319,848	[1]	Educational Funding Of The South, Inc. 2011-1, Class A1, 0.779%, 10/25/2021	320,160
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.726%, 2/20/2017	6,013,433
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.646%, 6/20/2017	4,011,412
3,000,000	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.872%, 10/25/2035	3,008,108
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.102%, 10/25/2025	5,015,050
2,364,406	[1]	Ohio Phase In Recovery Funding LLC 2013-1, Class A1, 0.958%, 7/1/2018	2,364,838
1,800,000	[1,2,3]	PFS Financing Corp. 2012-BA, Class B, 1.652%, 10/17/2016	1,801,190
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.702%, 2/15/2018	4,003,027
3,500,000	[1,2,3]	PFS Financing Corp. 2013-BA, Class B, 1.252%, 4/17/2017	3,507,210
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 0.752%, 2/15/2019	8,012,624
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.102%, 2/15/2019	5,010,634
3,207,457	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.755%, 11/25/2027	3,238,481
2,082,181	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.152%, 10/15/2024	2,097,304
1,029,704	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.552%, 8/15/2025	1,044,331
2,888,741	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.252%, 12/15/2021	2,905,074
3,779,464	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.252%, 8/15/2023	3,824,006
1,487,059	[1]	SLM Student Loan Trust 2013-3, Class A1, 0.352%, 11/27/2017	1,487,303
2,423,565	[1]	SLM Student Loan Trust 2013-5, Class A1, 0.412%, 5/25/2018	2,425,118
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.552%, 10/15/2031	11,307,673
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.302%, 1/15/2026	4,091,078
1,100,654	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,125,584
1,180,310	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,203,807
3,945,887	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	3,994,810
		TOTAL	99,024,348
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $605,575,496)	610,116,086
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.6%
		Commercial Mortgage—7.2%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 1.652%, 9/15/2026	9,521,236
540,024	[1]	Bank of America Commercial Mortgage Inc. 2007-1, Class A3, 5.449%, 1/15/2049	540,685
3,000,000	[1,2,3]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.902%, 6/15/2033	3,008,283
3,511,791	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,580,305
1,248,060	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	1,252,722
4,209,451		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,197,883
2,838,957		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	2,810,653
1,425,787	[1,2,3]	Credit Suisse Commercial Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,404,896
4,841,010	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,480,876
6,133,466	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	5,588,477
5,876,964	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,102,073
2,726,983	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,863,256
3,549,260	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	3,614,359
10,000,000	[1,2,3]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.652%, 12/15/2028	10,037,444
2,868,461		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A1, 1.031%, 5/15/2045	2,874,539
15,000,000	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.802%, 11/15/2045	15,003,668
1,009,702	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,021,665
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.942%, 4/10/2046	4,957,076

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	$7,729,192
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.354%, 6/15/2045	5,168,546
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.202%, 7/15/2046	4,843,104
		TOTAL	100,600,938
		Federal Home Loan Mortgage Corporation—1.1%
1,522		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	1,612
13,026		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	13,898
33,400		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	37,350
15,566		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	16,221
173,379	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.502%, 2/15/2018	173,931
4,495		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	4,506
95,054		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	98,154
107,643		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	112,983
107,310		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	117,435
1,960,562	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.452%, 2/15/2036	1,962,705
246,291	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.612%, 2/15/2034	248,218
901,999	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.552%, 7/15/2036	905,057
419,360	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.902%, 7/15/2036	426,215
1,041,566	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.062%, 7/15/2037	1,065,642
5,785,445		Federal Home Loan Mortgage Corp. REMIC K701, Class A1, 2.776%, 6/25/2017	5,936,990
4,387,712	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP, Class A, 0.530%, 4/25/2020	4,400,659
171,218	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.500%, 9/25/2043	192,636
		TOTAL	15,714,212
		Federal National Mortgage Association—1.3%
60,755		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	69,262
1,988		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	2,266
43,444		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	48,380
38,086	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	42,419
2,759	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	2,854
11,378		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	12,505
257,402		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	287,278
9,226		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	9,553
93,628	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.652%, 9/25/2032	94,680
29,931		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	31,342
44,528		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	45,771
587,949	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.582%, 6/25/2036	591,702
2,713,180	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.605%, 7/25/2037	2,735,532
425,417	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.155%, 6/25/2037	436,905
472,541	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.955%, 5/25/2039	479,664
120,395	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.652%, 8/25/2039	121,216
825,295	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.002%, 4/25/2037	843,162
1,473,479	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.695%, 7/25/2037	1,486,961
3,237,230	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.605%, 3/25/2041	3,248,840
7,059,572	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.552%, 2/25/2042	7,078,499
51,412		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	54,920
62,473		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	69,879
		TOTAL	17,793,590
		Government Agency—0.5%
3,757,638	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	3,730,624

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government Agency—continued
$1,490,952		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	$1,504,753
1,239,635	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.603%, 1/8/2020	1,246,366
		TOTAL	6,481,743
		Government National Mortgage Association—1.0%
6,235,111		Government National Mortgage Association REMIC 2013-H16 FA, 0.691%, 7/20/2063	6,238,578
6,939,027		Government National Mortgage Association REMIC 2013-H17 FA, 0.701%, 7/20/2063	6,959,629
		TOTAL	13,198,207
		Non-Agency Mortgage—2.5%
100,700	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	101,269
3,333,333	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.926%, 5/17/2060	3,384,870
13,544	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 2.94%, 3/25/2033	13,823
115,518	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.580%, 2/3/2029	45,164
190,431	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	189,784
37,602		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	38,714
42,507	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	39,279
2,550,107	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.884%, 10/15/2054	2,570,388
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.425%, 2/25/2037	310,718
4,297,456	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.628%, 12/22/2054	4,356,988
5,500,000	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.728%, 12/22/2054	5,492,157
351,170	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.229%, 9/25/2034	304,997
59,986		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	64,367
129,408	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.611%, 2/25/2040	127,905
718,034	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	731,526
1,062,347	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,077,249
597,549	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	598,777
6,969,305	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	6,246,750
3,301,854		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,963,400
4,313,598	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,882,156
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.784%, 1/21/2055	1,008,452
279,096		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	309,649
805,764	[1]	Washington Mutual 2006-AR15, Class 1A, 0.963%, 11/25/2046	707,341
857,808	[1]	Washington Mutual 2006-AR17, Class 1A, 0.943%, 12/25/2046	725,704
93,476	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.504%, 7/25/2034	97,334
		TOTAL	35,388,761
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $192,733,581)	189,177,451
		CORPORATE BONDS—32.5%
		Basic Industry - Chemicals—0.9%
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,625,874
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,519,851
3,000,000	[2,3]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	3,174,639
		TOTAL	13,320,364
		Basic Industry - Metals & Mining—1.8%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,255,332
1,500,000	[1,2,3]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, Series 144A, 1.184%, 4/15/2016	1,505,134
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	1,702,875
2,000,000	[1]	ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	2,078,000
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.484%, 9/30/2016	1,001,409
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,193,008

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	$7,039,165
		TOTAL	24,774,923
		Capital Goods - Diversified Manufacturing—0.3%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,522,925
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,100,126
		TOTAL	4,623,051
		Communications - Cable & Satellite—0.9%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,067,767
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,716,985
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,171,353
		TOTAL	12,956,105
		Communications - Media & Entertainment—0.9%
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,540,132
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,011,020
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,958,900
		TOTAL	12,510,052
		Communications - Telecom Wireless—0.6%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.230%, 9/12/2016	5,771,892
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,072,225
		TOTAL	8,844,117
		Communications - Telecom Wirelines—1.4%
3,400,000	[1]	AT&T, Inc., Floating Rate Note - Sr. Note, Series FRN, 0.608%, 2/12/2016	3,410,329
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,707,174
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,508,638
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.002%, 6/17/2019	3,045,150
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.981%, 9/14/2018	2,631,053
		TOTAL	19,302,344
		Consumer Cyclical - Automotive—2.6%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	5,983,014
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, Series 144A, 0.580%, 3/10/2017	3,005,001
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,053,716
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.934%, 9/26/2016	5,789,652
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	5,185,050
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note - Sr. Note, Series 144a, 0.599%, 5/23/2017	5,008,975
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,756,246
		TOTAL	35,781,654
		Consumer Cyclical - Leisure—0.1%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,003,310
		Consumer Cyclical - Retailers—0.5%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,652,804
3,700,000		CVS Caremark Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,721,615
		TOTAL	6,374,419
		Consumer Non-Cyclical - Food/Beverage—3.1%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,633,375
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,021,417
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,018,698
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note - Sr. Note, 0.745%, 2/1/2019	7,991,184
5,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.95%, 2/22/2017	4,988,245
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,247,177

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	$5,061,385
		TOTAL	42,961,481
		Consumer Non-Cyclical - Health Care—0.3%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,936,288
		Energy - Independent—0.3%
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note - Sr. Note, 2.254%, 7/18/2018	3,666,250
		Energy - Integrated—1.8%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,204,135
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note - Sr. Note, 0.864%, 9/26/2018	4,040,100
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,914,053
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,930,885
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,152,244
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,077,259
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,009,538
		TOTAL	25,328,214
		Energy - Midstream—0.1%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,001,566
		TOTAL	1,001,566
		Energy - Oil Field Services—0.7%
3,095,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	3,173,133
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note - Sr. Note, Series 144A, 0.780%, 9/12/2014	2,001,306
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,989,230
		TOTAL	10,163,669
		Financial Institution - Banking—8.0%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,970,216
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,271,764
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.885%, 2/1/2019	9,077,481
1,500,000	[1]	Bank of America Corp., Floating Rate Note - Sr. Note, 1.267%, 1/15/2019	1,524,480
8,650,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	8,877,028
6,000,000	[1]	Bank of Montreal, Floating Rate Note - Sr. Note, Series MTN, 0.834%, 4/9/2018	6,062,634
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,008,427
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note - Sr. Note, 0.736%, 11/18/2016	10,044,580
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.324%, 11/15/2018	10,173,870
3,000,000	[1]	J.P. Morgan Chase & Co., Floating Rate Note - Sr. Note, 0.683%, 4/23/2015	3,006,597
4,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,960,544
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.534%, 7/25/2017	6,900,876
2,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, 1.079%, 1/24/2019	2,024,120
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,026,474
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,249,402
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note - Sr. Note, Series 144A, 0.684%, 5/13/2016	3,518,263
15,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note - Sr. Note, 0.601%, 3/8/2016	15,063,075
2,000,000	[1]	Union Bank, N.A., Floating Rate Note - Sr. Note, 0.984%, 9/26/2016	2,021,108
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,000,000
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.154%, 6/26/2015	3,024,099
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 0.965%, 7/30/2018	8,105,776
		TOTAL	110,910,814
		Financial Institution - Finance Companies—1.1%
15,000,000	[1]	General Electric Capital Corp., Floating Rate Note - Sr. Note, 0.744%, 1/14/2019	15,108,465

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—2.2%
$4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	$4,827,074
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note - Sr. Secured Note, Series 144A, 0.614%, 4/10/2017	8,022,216
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note - Sr. Note, Series 144A, 0.583%, 5/23/2016	4,496,480
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,406,497
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.004%, 8/15/2018	6,036,810
		TOTAL	30,789,077
		Financial Institution - Insurance - P&C—0.6%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,014,364
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,972,530
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note - Sr. Note, Series FRN, 0.924%, 8/15/2014	1,999,988
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.144%, 7/15/2027	827,964
		TOTAL	8,814,846
		Technology—1.9%
7,000,000	[1]	Apple, Inc., Floating Rate Note - Sr. Note, Series FRN, 0.523%, 5/6/2019	6,998,355
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.727%, 3/1/2019	6,711,486
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,125,205
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,015,499
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	983,441
5,000,000	[1]	Oracle Corp., Floating Rate Note - Sr. Note, 0.814%, 1/15/2019	5,049,615
		TOTAL	25,883,601
		Transportation - Airlines—0.2%
3,000,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	3,020,061
		Transportation - Railroads—0.4%
5,285,000	[1]	Kansas City Southern de Mexico SA de CV, Floating Rate Note - Sr. Note, 0.928%, 10/28/2016	5,305,411
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,077,236
		Utility - Electric—1.3%
3,000,000	[1]	Duke Energy Corp., Floating Rate Note - Sr. Note, 0.612%, 4/3/2017	3,010,656
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,004,080
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,005,837
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,006,618
6,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	6,039,120
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,177,828
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,000,450
		TOTAL	18,244,589
		Utility - Natural Gas—0.2%
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	3,004,254
		TOTAL CORPORATE BONDS (IDENTIFIED COST $447,702,691)	452,706,161
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
7,563		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	8,234
14,836		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	16,520
38,214		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	40,518
3,591		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	3,765
		TOTAL	69,037
		Federal National Mortgage Association—0.0%
386		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	386
8,108		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	8,568

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$59,499		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	$67,626
		TOTAL	76,580
		Government National Mortgage Association—0.0%
33,395		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	38,631
7,713		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	9,258
		TOTAL	47,889
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $179,000)	193,506
		MUNICIPAL BOND—0.2%
		Municipal Services—0.2%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016 (IDENTIFIED COST $3,225,000)	3,254,251
		U.S. TREASURY—0.9%
12,000,000	[5]	United States Treasury Note, 1.00%, 3/31/2017 (IDENTIFIED COST $11,995,091)	12,037,598
		INVESTMENT COMPANIES—8.7%[6]
3,340,847		Federated Bank Loan Core Fund	34,009,826
3,978,480		Federated Mortgage Core Portfolio	39,227,810
21,240,838	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	21,240,838
669,049		Federated Project and Trade Finance Core Fund	6,442,941
3,143,005		High Yield Bond Portfolio	20,712,405
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $122,757,727)	121,633,820
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $1,388,319,913)[8]	1,393,394,524
		OTHER ASSETS AND LIABILITIES - NET—0.0%[9]	(925,876)
		TOTAL NET ASSETS—100%	$1,392,468,648
At July 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
10U.S. Treasury Note 5-Year Short Futures	300	$35,650,781	September 2014	$186,678
The average notional value of short futures contracts held by the Fund throughout the period was $34,319,922. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At July 31, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 21 Leveraged Loan CDSI
Buy/Sell	Sell
Pay/Receive Fixed Rate	2.50%
Expiration Date	12/20/2018
Implied Credit Spread at 7/31/2014[11]	2.55%
Notional Amount	$9,900,000
Market Value	$453,750
Upfront Premiums Paid	$470,250
Unrealized Depreciation	$(16,500)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $15,910,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $505,959,965, which represented 36.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $498,339,034, which represented 35.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies 2014-1A, Class A, 2.176%, 10/15/2021	5/22/2014	$7,500,000	$7,500,000
C-BASS ABS LLC Series 1999-3, Class B1, 6.580%, 2/3/2029	7/9/1999	$94,563	$45,164
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$42,786	$39,279
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$36,488
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	At July 31, 2014, the cost of investments for federal tax purposes was $1,388,398,272. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; and (b) swap contracts was $4,996,252. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,455,967 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,459,715.
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,275,651	$—	$4,275,651
Asset-Backed Securities	—	602,579,598	7,536,488	610,116,086
Collateralized Mortgage Obligations	—	189,177,451	—	189,177,451
Corporate Bonds	—	451,878,197	827,964	452,706,161
Mortgage-Backed Securities	—	193,506	—	193,506
Municipal Bond	—	3,254,251	—	3,254,251
U.S. Treasury	—	12,037,598	—	12,037,598
Investment Companies[1]	115,190,879	6,442,941	—	121,633,820
TOTAL SECURITIES	$115,190,879	$1,269,839,193	$8,364,452	$1,393,394,524
OTHER FINANCIAL INSTRUMENTS[2]	$186,678	$453,750	$—	$640,428
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014